Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event [Text Block]	7. Subsequent Event In February 2026, the Company elected to make its matching contributions in cash going forward, rather than Company stock.